Significant Related Party Transactions - Significant Intercompany Transactions Between Consolidated Entities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of transactions between related parties [line items]
Royalty				$ 6,817	$ 11,757
Amount of downstream transaction	$ 350		$ 150
UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales		$ 57,107,585		59,968,172	69,676,143
Accounts receivable		$ 7,312,272		$ 6,737,723	$ 9,122,728
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UMC GROUP JAPAN [member]
Disclosure of transactions between related parties [line items]
Sales		$ 4,159,637		$ 4,212,523	$ 4,056,027
Accounts receivable		$ 905,048		$ 659,488	$ 681,621
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of transactions between related parties [line items]
Accounts receivable		$ 48,163		$ 4,790,930	$ 3,091,249
Royalty		$ 1,356,567		$ 998,899	$ 379,332
Explanation of terms and conditions of outstanding balances for related party transaction	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days
Loan receivable				$ 3,924,360
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) [member]
Disclosure of transactions between related parties [line items]
Explanation of terms and conditions of outstanding balances for related party transaction					Month-end 30 days
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) [member]
Disclosure of transactions between related parties [line items]
Sales					$ 148,266
Accounts receivable					337
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales		$ 307,471		214,147	429,216
Accounts receivable		$ 35,161		$ 35,498	$ 99,626
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP JAPAN [member]
Disclosure of transactions between related parties [line items]
Sales		$ 272,218		$ 223,740	$ 161,809
Accounts receivable		$ 61,971		$ 43,332	$ 30,294
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales		$ 698,988		$ 241,220
Accounts receivable		$ 120,678		$ 141,272
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days